Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards			12,000	66,000
Options' exercise price			$ 3.85	$ 6.15
2004 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	[1]	1,575,037
Vesting schedule		immediately upon granting to four years
2004 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		$ 3.95
2004 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		$ 12.75
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	[2]	256,716
Vesting schedule		immediately upon granting to four years
2006 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		$ 3.85
2006 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		83
2006 Plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value		14.55
2006 Plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value		$ 80.05
2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	[3]	671,057
Vesting schedule		immediately upon granting to four years
2007 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		$ 4.9885
2007 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		90.85
2007 Plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value		12.35
2007 Plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs' grant date fair value		$ 76.75
2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards		200,000
Vesting schedule		immediately upon granting to six years
2008 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		$ 12.35
2008 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		$ 21.2
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	[4]	500,000
Vesting schedule		immediately upon granting to four years
2009 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		$ 4.775
2009 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		$ 12.35
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted awards	[2]	440,000
Vesting schedule		three years
2010 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		$ 4.0505
2010 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options' exercise price		$ 5.7

[1]	The granted awards, net of forfeited or canceled shares, were within reserved shares of 1,400 thousand common shares.
[2]	The granted awards, net of forfeited or canceled shares, were within reserved shares of 200 thousand common shares.
[3]	The granted awards, net of forfeited or canceled shares, were within reserved shares of 400 thousand common shares.
[4]	The granted awards, net of forfeited or canceled shares, were within reserved shares of 300 thousand common shares.